Income Taxes - Components of Earnings from Continuing Operations Before Income Taxes and Noncontrolling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States	$ 1,161,953	$ 755,921	$ 854,705
Foreign	42,624	35,202	(1,765)
Earnings before income taxes and noncontrolling interests	$ 1,204,577	$ 791,123	$ 852,940